================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-04739

                               -----------------

                             THE ZWEIG FUND, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

                           900 THIRD AVE, 31ST FLOOR
                            NEW YORK, NY 10022-4728
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              KEVIN J. CARR, ESQ.
   VICE PRESIDENT, CHIEF LEGAL OFFICER, COUNSEL AND SECRETARY FOR REGISTRANT
                               100 PEARL STREET
                            HARTFORD, CT 06103-4506
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 800-272-2700

                     DATE OF FISCAL YEAR END: DECEMBER 31

                   DATE OF REPORTING PERIOD: MARCH 31, 2010

                               -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

================================================================================

ITEM 1.SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                             THE ZWEIG FUND, INC.

                            SCHEDULE OF INVESTMENTS

                                MARCH 31, 2010
                                  (UNAUDITED)

                                                         NUMBER OF
                                                          SHARES    VALUE
     ($ REPORTED IN THOUSANDS)                           --------- -------
     INVESTMENTS
     COMMON STOCKS                                 75.4%
     CONSUMER DISCRETIONARY -- 1.8%
        McDonald's Corp..............................      94,000  $ 6,272
                                                                   -------
                                                                     6,272
                                                                   -------
     CONSUMER STAPLES -- 10.2%
        Altria Group, Inc............................     279,000    5,725
        Bunge Ltd....................................      88,000    5,423
        Clorox Co. (The).............................      98,000    6,286
        Costco Wholesale Corp........................      98,000    5,852
        PepsiCo, Inc.................................      96,000    6,351
        Philip Morris International, Inc.............     120,000    6,259
                                                                   -------
                                                                    35,896
                                                                   -------
     ENERGY -- 14.7%
        Chesapeake Energy Corp.......................     225,000    5,319
        Chevron Corp.................................      76,000    5,763
        ConocoPhillips...............................     115,000    5,885
        Halliburton Co...............................     195,000    5,875
        Massey Energy Co.............................     111,000    5,804
        Occidental Petroleum Corp....................      81,000    6,848
        Petroleo Brasileiro SA ADR...................     130,000    5,784
        Valero Energy Corp...........................     245,000    4,826
        Williams Cos., Inc. (The)....................     256,000    5,914
                                                                   -------
                                                                    52,018
                                                                   -------
     FINANCIALS -- 3.1%
        Goldman Sachs Group, Inc. (The)..............      34,000    5,801
        Hudson City Bancorp, Inc.....................     360,000    5,098
                                                                   -------
                                                                    10,899
                                                                   -------
     HEALTH CARE -- 10.0%
        Biogen Idec, Inc./(2)/.......................     105,000    6,023
        Gilead Sciences, Inc./(2)/...................     129,000    5,867
        Johnson & Johnson............................      91,000    5,933
        Shire plc ADR................................      92,000    6,068

                     See Notes to Schedule of Investments

                                                       NUMBER OF
                                                        SHARES    VALUE
       ($ REPORTED IN THOUSANDS)                       --------- --------
       HEALTH CARE (CONTINUED)
          St. Jude Medical, Inc./(2)/...............    142,000  $  5,829
          UnitedHealth Group, Inc...................    172,000     5,619
                                                                 --------
                                                                   35,339
                                                                 --------
       INDUSTRIALS -- 9.6%
          Caterpillar, Inc..........................     94,000     5,908
          Continental Airlines, Inc. Class B/(2)/...    292,000     6,415
          Dryships, Inc./(2)/.......................    943,000     5,507
          Foster Wheeler AG/(2)/....................    160,000     4,343
          L-3 Communications Holdings, Inc..........     65,000     5,956
          Union Pacific Corp........................     80,000     5,864
                                                                 --------
                                                                   33,993
                                                                 --------
       INFORMATION TECHNOLOGY -- 14.0%
          Cisco Systems, Inc./(2)/..................    280,500     7,302
          Corning, Inc..............................    315,000     6,366
          Hewlett-Packard Co........................    117,000     6,219
          International Business Machines Corp......     45,000     5,771
          Microsoft Corp............................    187,500     5,488
          Nokia OYJ Sponsored ADR...................    345,000     5,361
          QUALCOMM, Inc.............................    170,000     7,138
          Research In Motion Ltd./(2)/..............     81,000     5,990
                                                                 --------
                                                                   49,635
                                                                 --------
       MATERIALS -- 7.2%
          Alcoa, Inc................................    428,000     6,095
          Freeport-McMoRan Copper & Gold, Inc.......     81,000     6,767
          Nucor Corp................................    135,000     6,126
          Potash Corp. of Saskatchewan, Inc.........     54,000     6,445
                                                                 --------
                                                                   25,433
                                                                 --------
       TELECOMMUNICATION SERVICES -- 3.3%
          AT&T, Inc.................................    220,000     5,685
          Verizon Communications, Inc...............    192,000     5,956
                                                                 --------
                                                                   11,641
                                                                 --------
       UTILITIES -- 1.5%
          Exelon Corp...............................    119,000     5,213
                                                                 --------
                                                                    5,213
                                                                 --------
              TOTAL COMMON STOCKS (Identified Cost $242,855)      266,339
                                                                 --------

                     See Notes to Schedule of Investments

                                                            NUMBER OF
                                                             SHARES       VALUE
   ($ REPORTED IN THOUSANDS)                               -----------  --------
   EXCHANGE TRADED FUNDS                            2.4%
      PowerShares Deutsche Bank Agriculture Fund/(2)/..        206,000  $  4,993
      Templeton Dragon Fund, Inc.......................        130,000     3,367
                                                                        --------
          TOTAL EXCHANGE TRADED FUNDS (Identified Cost $9,076)..           8,360
                                                                        --------
          TOTAL LONG TERM INVESTMENTS -- 77.8% (Identified cost
            $251,931)...........................................         274,699
                                                                        --------
   SHORT-TERM INVESTMENTS                          27.9%
   MONEY MARKET MUTUAL FUNDS -- 3.5%
      Dreyfus Cash Management Fund -- Institutional
        Shares (seven-day effective yield 0.070%)......     12,400,725    12,401
                                                                        --------

                                                               PAR
                                                           -----------
   U.S. TREASURY BILLS/(3)/ -- 24.4%
      U.S. Cash Management Bill 0.455%, 4/1/10.........    $    20,000    20,000
      U.S. Treasury Bill
        0.140%, 7/15/10..............................           20,000    19,991
        0.174%, 8/26/10..............................           12,000    11,990
        0.230%, 10/21/10.............................           34,000    33,955
                                                                        --------
                                                                          85,936
                                                                        --------
          TOTAL SHORT-TERM INVESTMENTS (Identified Cost $98,341)          98,337
                                                                        --------
          TOTAL INVESTMENTS (Identified Cost $350,272) --
            105.7%/(1)/.........................................         373,036
          OTHER ASSETS AND LIABILITIES, NET -- (5.7%)...........         (20,061)
                                                                        --------
          NET ASSETS -- 100.0%..................................        $352,975
                                                                        ========

--------
 (1) Federal Income Tax Information: For tax information at March 31, 2010, see
     Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
 (2) Non-income producing.
 (3) The rate shown is the discount rate.

             COUNTRY WEIGHTINGS AS OF 3/31/10+
             United States (includes short-term investments).  86%
             Bermuda.........................................   3
             Canada..........................................   3
             Brazil..........................................   2
             Switzerland.....................................   2
             United Kingdom..................................   2
             Greece..........................................   1
             Other...........................................   1
                                                              ---
             TOTAL........................................... 100%
                                                              ===

              --------
              + % of total investments as of March 31, 2010

                     See Notes to Schedule of Investments

   The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation Note 1A in the Notes to Schedule of Investments):

                                                                   LEVEL 2
                                             TOTAL      LEVEL 1  SIGNIFICANT
                                            VALUE AT    QUOTED   OBSERVABLE
                                         MARCH 31, 2010  PRICE      INPUT
                                         -------------- -------- -----------
   INVESTMENTS IN SECURITIES:
      Equity Securities:
          Common Stocks.................    $266,339    $266,339   $    --
          Exchange Traded Funds.........       8,360       8,360        --
          Short-Term Investments........      12,401      12,401        --
      Debt Securities:
          Short-Term Investments........
          U.S. Treasury Obligations.....      85,936          --    85,936
                                            --------    --------   -------
             Total......................    $373,036    $287,100   $85,936
                                            ========    ========   =======

   There are no Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedule of Investments

                             THE ZWEIG FUND, INC.

                       NOTES TO SCHEDULE OF INVESTMENTS

                                MARCH 31, 2010
                                  (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

  A. SECURITY VALUATION:

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

   .   Level 1 -- quoted prices in active markets for identical securities

   . Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

   Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange-traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

   Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

   Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  C. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

NOTE 2 -- FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

   At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                        NET UNREALIZED
           FEDERAL        UNREALIZED      UNREALIZED     APPRECIATION
           TAX COST      APPRECIATION    DEPRECIATION   (DEPRECIATION)
        --------------  --------------  --------------  --------------
           $352,269        $43,052        $(22,285)        $20,767

NOTE 3 -- SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.

   The Annual Meeting of Shareholders of The Zweig Fund, Inc. was held on May 11, 2010. Shareholders of the fund re-elected George R. Aylward and Alden C. Olson to serve as Directors until the third succeeding Annual Meeting in 2013.

ITEM 2.CONTROLS AND PROCEDURES.

    (a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Zweig Fund, Inc.

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date May 25, 2010


By (Signature and Title)*  /s/ W. Patrick Bradley
                           -----------------------------
                           W. Patrick Bradley, Treasurer
                           (principal financial officer)

Date                       May 24, 2010

* Print the name and title of each signing officer under his or her signature.